RECEIVABLES - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) contract	Jun. 30, 2018 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract	381	377
Amount of accounts receivable undergoing bankruptcy proceedings	$ 16	$ 20
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	272	288
Pre-modification value of retail and finance lease receivable contracts	$ 10	$ 10
Post-modification value of retail and finance lease receivable contracts	9	$ 9
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	98
Post-modification value of retail and finance lease receivable contracts	$ 91